BUSINESS COMBINATIONS (Details) - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2016	Nov. 30, 2016	Jan. 26, 2016
Newmarket Gold Inc
Purchase Price
Common shares issued		$ 478,040
Options and performance share units assumed		24,062
Purchase Price		502,102
Net Assets Acquired
Cash and cash equivalents		68,286
Current assets, excluding cash and cash equivalents		41,542
Mining interests and plant and equipment		550,662
Restricted cash		19,369
Available for sale investments		5,425
Accounts payable and accrued liabilities		28,841
Environmental rehabilitation and other provisions		42,560
Finance lease obligations		5,074
Deferred income tax liabilities		106,707
Net Assets Acquired		502,102
Mine operation revenue of acquiree since acquisition date	$ 33,931
Mine operation earnings of acquiree since acquisition date	$ 3,186
St Andrews Goldfields
Purchase Price
Common shares issued			$ 112,706
Options and performance share units assumed			2,069
Purchase Price			114,775
Net Assets Acquired
Cash and cash equivalents			7,781
Current assets, excluding cash and cash equivalents			18,571
Mining interests			44,007
Plant and equipment			50,245
Restricted cash			8,103
Other long term assets			154
Deferred tax assets			15,210
Accounts payable and accrued liabilities			12,021
Environmental rehabilitation and other provisions			6,742
Finance lease obligations			4,746
Deferred income tax liabilities			5,787
Net Assets Acquired			$ 114,775
Preliminary | Newmarket Gold Inc
Purchase Price
Common shares issued		478,040
Options and performance share units assumed		24,062
Purchase Price		502,102
Net Assets Acquired
Cash and cash equivalents		68,286
Current assets, excluding cash and cash equivalents		41,542
Mining interests and plant and equipment		549,575
Restricted cash		19,369
Available for sale investments		5,425
Accounts payable and accrued liabilities		29,379
Environmental rehabilitation and other provisions		42,560
Finance lease obligations		5,074
Deferred income tax liabilities		105,082
Net Assets Acquired		502,102
Adjustments | Newmarket Gold Inc
Purchase Price
Common shares issued		0
Options and performance share units assumed		0
Purchase Price		0
Net Assets Acquired
Cash and cash equivalents		0
Current assets, excluding cash and cash equivalents		0
Mining interests and plant and equipment		1,087
Restricted cash		0
Available for sale investments		0
Accounts payable and accrued liabilities		(538)
Environmental rehabilitation and other provisions		0
Finance lease obligations		0
Deferred income tax liabilities		1,625
Net Assets Acquired		$ 0